Submission	Feb. 17, 2026
Submission [Line Items]
Central Index Key	0001940674
Registrant Name	SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A